Property, plant and equipment and Exploration and evaluation assets - Disclosure of Property Plant and Equipment (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	₨ 966,871
Unsuccessful exploration cost	71	$ 1	₨ 27	₨ 497
Asset under construction written off A	2,440	33
Ending balance	946,181	12,937	966,871
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,984,890	40,811	2,774,823
Effects of implementing IFRS 16			5,463
Additions	65,197	891	119,018
Transfers/Reclassifications	(28)	0	(1,580)
Disposals/Adjustments	(9,216)	(126)	(22,044)
Unsuccessful exploration cost	(70)	(1)	(27)
Acquisition through business combination	3,543	48	335
Foreign exchange	(15,726)	(215)	108,902
Ending balance	3,028,590	41,408	2,984,890	2,774,823
Gross carrying amount [member] | Exploration and evaluation assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	136,066		122,465
Additions	7,003		6,887
Transfers/Reclassifications	81		(2,243)
Disposals/Adjustments			(476)
Unsuccessful exploration cost	(70)		(27)
Foreign exchange	(2,611)		9,460
Ending balance	140,469		136,066	122,465
Gross carrying amount [member] | Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	14,150
Effects of implementing IFRS 16			5,626
Additions	1,082		10,212
Transfers/Reclassifications	2,529		0
Disposals/Adjustments	(25)		(2,140)
Foreign exchange	(160)		452
Ending balance	17,576		14,150
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,000,097	27,345	1,656,019
Charge for the year	81,232	1,111	100,255
Transfers/Reclassifications	(3)	0
Disposals/Adjustments	(4,754)	(65)	(4,480)
Impairment Charge			146,821
Asset under construction written off A	2,440	33
Foreign exchange	(21,145)	(289)	101,482
Ending balance	2,057,867	28,135	2,000,097	1,656,019
Accumulated depreciation, amortisation and impairment [member] | Exploration and evaluation assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	118,144		94,505
Impairment Charge			15,732
Foreign exchange	(2,217)		7,907
Ending balance	115,927		118,144	94,505
Accumulated depreciation, amortisation and impairment [member] | Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,056
Effects of implementing IFRS 16			6
Charge for the year	1,413		982
Transfers/Reclassifications	(2)
Disposals/Adjustments			(166)
Impairment Charge			215
Foreign exchange	(15)		19
Ending balance	2,452		1,056
Net book value of property plant and equipment after Asset Under Construction Including Capital Advance [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	984,793		1,118,804
Ending balance	970,723	$ 13,273	984,793	1,118,804
Net book value of property plant and equipment after Asset Under Construction Including Capital Advance [member] | Exploration and evaluation assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	17,922		27,960
Ending balance	24,542		17,922	27,960
Net book value of property plant and equipment after Asset Under Construction Including Capital Advance [member] | Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	13,094
Ending balance	15,124		13,094
E & E assets (Mining properties) [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	233,353		217,672
Additions	13,011		14,915
Transfers/Reclassifications	4,569		6,930
Disposals/Adjustments	(47)		(1,265)
Acquisition through business combination	2,202
Foreign exchange	7,316		(4,899)
Ending balance	260,404		233,353	217,672
E & E assets (Mining properties) [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	166,478		150,674
Charge for the year	16,745		17,736
Transfers/Reclassifications	3
Foreign exchange	3,376		(1,932)
Ending balance	186,602		166,478	150,674
E & E assets (Mining properties) [member] | Net book value of property plant and equipment after Asset Under Construction Including Capital Advance [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	66,875		66,998
Ending balance	73,802		66,875	66,998
Land and buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	139,044		136,202
Additions	1,601		3,667
Transfers/Reclassifications	(1,485)		(590)
Disposals/Adjustments	(327)		(65)
Acquisition through business combination	1,321		192
Foreign exchange	1,151		(362)
Ending balance	141,305		139,044	136,202
Land and buildings [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	34,869		29,944
Charge for the year	5,197		5,190
Disposals/Adjustments	(236)		(6)
Impairment Charge			167
Foreign exchange	755		(426)
Ending balance	40,585		34,869	29,944
Land and buildings [member] | Net book value of property plant and equipment after Asset Under Construction Including Capital Advance [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	104,175		106,258
Ending balance	100,720		104,175	106,258
Plant and equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	864,247		846,964
Effects of implementing IFRS 16			(163)
Additions	15,121		19,983
Transfers/Reclassifications	27,130		8,558
Disposals/Adjustments	(5,438)		(7,578)
Acquisition through business combination			143
Foreign exchange	6,932		(3,660)
Ending balance	907,992		864,247	846,964
Plant and equipment [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	291,880		258,501
Effects of implementing IFRS 16			(6)
Charge for the year	35,627		34,816
Transfers/Reclassifications	352		(67)
Disposals/Adjustments	(4,144)		(4,057)
Impairment Charge			5,098
Foreign exchange	4,377		(2,405)
Ending balance	328,092		291,880	258,501
Plant and equipment [member] | Net book value of property plant and equipment after Asset Under Construction Including Capital Advance [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	572,367		588,463
Ending balance	579,900		572,367	588,463
Oil and Gas Properties[member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,449,286		1,305,790
Additions	8,813		32,968
Transfers/Reclassifications	(81)		2,243
Disposals/Adjustments	(69)		(132)
Foreign exchange	(29,417)		108,417
Ending balance	1,428,532		1,449,286	1,305,790
Oil and Gas Properties[member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,356,795		1,099,156
Charge for the year	20,516		39,889
Disposals/Adjustments	(69)
Impairment Charge			119,299
Foreign exchange	(27,675)		98,451
Ending balance	1,349,567		1,356,795	1,099,156
Oil and Gas Properties[member] | Net book value of property plant and equipment after Asset Under Construction Including Capital Advance [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	92,491		206,634
Ending balance	78,965		92,491	206,634
Others [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	15,733		14,429
Additions	1,318		1,487
Transfers/Reclassifications	(137)		382
Disposals/Adjustments	(391)		(334)
Foreign exchange	341		(231)
Ending balance	16,864		15,733	14,429
Others [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	8,949		7,623
Charge for the year	1,734		1,642
Transfers/Reclassifications	(71)		67
Disposals/Adjustments	(305)		(251)
Foreign exchange	254		(132)
Ending balance	10,561		8,949	7,623
Others [member] | Net book value of property plant and equipment after Asset Under Construction Including Capital Advance [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,784		6,806
Ending balance	6,303		6,784	6,806
Asset under Construction [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	133,011		131,301
Additions	17,248		28,899
Transfers/Reclassifications	(32,634)		(16,860)
Disposals/Adjustments	(2,919)		(10,054)
Acquisition through business combination	20
Foreign exchange	722		(275)
Ending balance	115,448		133,011	131,301
Asset under Construction [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	21,926		15,616
Transfers/Reclassifications	(285)
Impairment Charge			6,310
Asset under construction written off A	2,440
Ending balance	24,081		21,926	15,616
Asset under Construction [member] | Net book value of property plant and equipment after Asset Under Construction Including Capital Advance [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	111,085		115,685
Ending balance	91,367		111,085	115,685
Property Plant and Equipment Gross [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,848,824		2,652,358
Effects of implementing IFRS 16			5,463
Additions	58,194		112,131
Transfers/Reclassifications	(109)		663
Disposals/Adjustments	(9,216)		(21,568)
Acquisition through business combination	3,543		335
Foreign exchange	(13,115)		99,442
Ending balance	2,888,121		2,848,824	2,652,358
Property Plant and Equipment Gross [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,881,953		1,561,514
Charge for the year	81,232		100,255
Transfers/Reclassifications	(3)
Disposals/Adjustments	(4,754)		(4,480)
Impairment Charge			131,089
Asset under construction written off A	2,440
Foreign exchange	(18,928)		93,575
Ending balance	1,941,940		1,881,953	1,561,514
Property Plant and Equipment Gross [member] | Net book value of property plant and equipment after Asset Under Construction Including Capital Advance [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	966,871		1,090,844
Ending balance	₨ 946,181		₨ 966,871	₨ 1,090,844